Operating Leases	6 Months Ended
Jun. 30, 2025
Operating Leases
Operating Leases

4)Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership primarily uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the Vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter and bareboat charters and other revenues for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Time charter revenues (service element included)	$85,920	$71,075	$168,911	$141,926
Bareboat revenues	—	2,362	—	4,873
Total time charter and bareboat revenues	85,920	73,437	168,911	146,799
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	1,140	983	2,178	4,253
Total revenues	$87,060	$74,420	$171,089	$151,052

As of June 30, 2025, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including service element of the time charter, but excluding unexercised customer option periods and excluding any contracted revenues signed after June 30, 2025):

(U.S. Dollars in thousands)
2025 (excluding the six months ended June 30, 2025)	$178,012
2026	276,179
2027	208,762
2028	115,621
2029	72,190
2030 and thereafter	44,439
Total	$895,203

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of June 30, 2025 consisted of:

●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter contract with Sea River Maritime LLC, a subsidiary of ExxonMobil (“ExxonMobil”) which commenced on June 4, 2025 for a fixed period of two years;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with Equinor ASA (“Equinor”) that expires in March 2029, with options for the charterer to extend the charter by two further one-year periods;
●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in March 2026 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in August 2026 with Fronape International Company, a subsidiary of Transpetro;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract that expires in January 2026 with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Trading S.A. (“Repsol”). Thereafter, the Carmen Knutsen will commence a new time charter with an oil major in the first quarter of 2026 for a fixed period of four years plus a charterer’s option for one additional year;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with a subsidiary of Royal Dutch Shell (“Shell”), which commenced on March 23, 2025, initially for a fixed period of one year, but which has now been extended by three months fixed (to June 2026) and, at the Partnership’s election, an additional nine months (to March 2027);
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Eni Trade and Biofuels S.p.A. ("Eni") which expires in December 2027 with options for the charterer to extend the charter by three one-year periods;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Eni which expires in October 2026, with options for the charterer to extend the charter by two one-year periods;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter contract that expires in June 2028 with Repsol, with an option to extend the charter until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter with Shell that expires in July 2028, with options to extend the charter by three one-year periods;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in March 2027. Shell has exercised its option to switch from time charter on the Vigdis Knutsen to a bareboat charter. This change is expected to take effect in the fourth quarter of 2025. At the same time as this option exercise, the fixed duration of this charter was extended from 2027 to 2030, with an option for the charterer to extend the charter by two years;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in September 2028, with options to extend the charter until by three one-year periods;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter contract with Chartering and Shipping Service S.A., a wholly owned subsidiary of TotalEnergies (“TotalEnergies”) that expires in April 2026, with an option to extend the charter for one one-year period. Thereafter, the vessel is due to commence a time charter for one year to an oil major commencing June 2027, with options for the charterer to extend the charter by three one-year periods;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that operated under a time charter contract with Petrorio Luxembourg Holding S.A.R.L. (“Petrorio”), until September 2025 following the exercise of two one-month options and negotiation of a short further extension. In September 2025 the vessel commenced a time charter contract with Equinor that expires in the third quarter of 2027, with options for the charterer to extend the charter by two further one-year periods;
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in November 2027, with multiple options to extend the charter until November 2040. The vessel's scheduled drydocking commenced July 2025 and was completed in late August 2025;
●	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in February 2027, with multiple options to extend the charter until February 2042. The vessel's next scheduled drydocking is due to commence in October 2025;
●	the Tuva Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter contract with TotalEnergies that expires in February 2026, with TotalEnergies having multiple options to extend the charter until February 2036. KNOT has effectively provided a guarantee of the hire rate until September 2031 on the same basis as if TotalEnergies had exercised its options through such date; and
●	the Live Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter contract with Galp Sinopec that expires in November 2026, with the charterer having multiple options to extend the charter by six further years. KNOT has provided a guarantee of the hire rate until November 2029 on the same basis as if Galp Sinopec had exercised its options through such date. See Note 21 – Acquisitions.

Furthermore, on July 2, 2025, the Partnership acquired from KNOT all of the outstanding shares in the owner of the Daqing Knutsen, a shuttle tanker built in 2022 that is currently operating under a time charter contract with PetroChina that expires in July 2027, with options to extend the charter until July 2032. As part of the terms of this acquisition, KNOT has provided a guarantee of the hire rate until July 2032 on the same basis as if PetroChina had exercised its options through such date. See Note 22–Subsequent Events.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of June 30, 2025, the right-of-use asset and lease liability for operating leases was $3.86 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for the three and six months ended June 30, 2025, was $0.3 million and $0.6 million, respectively. As of June 30, 2025, the weighted average discount rate for the operating leases was 7.6% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of June 30, 2025, the weighted average remaining lease term is 2.6 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2025 is as follows:

(U.S. Dollars in thousands)
2025 (excluding the six months ended June 30, 2025)	$627
2026	1,254
2027	1,254
2028	1,254
Total	4,389
Less imputed interest	529
Carrying value of operating lease liabilities	$3,860